Commitment and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Commitments and Contingencies [Line Items]
Commitments and Contingencies	Commitments and Contingencies
Purchase Commitments
As of March 31, 2021, the Company had outstanding inventory and other purchase commitments of $222.7 million.
Letters of Credit
As of March 31, 2021, the Company had letters of credit outstanding totaling $0.5 million, which will expire over various dates in 2021 and 2022.
Guarantees
The Company provides guarantees of lease payments for vehicles under the financing transaction discussed in Note 4, in the event the lessee does not make payments to the financing company.
The Company regularly reviews its performance risk under the arrangement, and in the event that it becomes probable that it will be required to perform under a guarantee, the fair value of probable payment will be recorded. No guarantee liability was recorded as of March 31, 2021 and December 31, 2020.
Legal Proceedings
The Company accrues contingent liabilities when it is probable that future expenditures will be made and such expenditures can be reasonably estimated. From time to time in the normal course of business, various claims and litigation have been asserted or commenced. Due to uncertainties inherent in litigation and other claims, the Company can give no assurance that it will prevail in any such matters, which could subject the Company to significant liability or damages. Any claims or litigation could have an adverse effect on the Company’s business, financial position, operating results, or cash flows in or following the period that claims or litigation are resolved.
As of March 31, 2021 and December 31, 2020, the Company was not a party to any legal proceedings that would have a material adverse effect on its business.	Commitments and Contingencies
Purchase Commitments
As of December 31, 2020, the Company had outstanding inventory and other purchase commitments of $215.7 million.
Letters of Credit
As of December 31, 2020, the Company had letters of credit outstanding totaling $0.5 million, which will expire over various dates in 2021.
Guarantees
The Company provides guarantees of lease payments for vehicles under the financing transaction discussed in Note 4, in the event the lessee does not make payments to the financing company.
The Company regularly reviews its performance risk under the arrangement, and in the event that it becomes probable that it will be required to perform under a guarantee, the fair value of probable payment will be recorded. No guarantee liability was recorded as of December 31, 2020 and 2019.
Legal Proceedings
The Company accrues contingent liabilities when it is probable that future expenditures will be made and such expenditures can be reasonably estimated. From time to time in the normal course of business, various claims and litigation have been asserted or commenced. Due to uncertainties inherent in litigation and other claims, the Company can give no assurance that it will prevail in any such matters, which could subject the Company to significant liability or damages. Any claims or litigation could have an adverse effect on the Company’s business, financial position, operating results, or cash flows in or following the period that claims or litigation are resolved.
As of December 31, 2020, the Company was not a party to any legal proceedings that would have a material adverse effect on its business.

ArcLight
Commitments and Contingencies [Line Items]
Commitments and Contingencies
Note 6—Commitments and Contingencies
Registration and Shareholder Rights
The holders of the Founder Shares, Private Placement Warrants, and warrants that may be issued upon conversion of Working Capital Loans (and any Class A ordinary shares issuable upon the exercise of the Private Placement Warrants and warrants that may be issued upon conversion of Working Capital Loans) are entitled to registration rights pursuant to a registration and shareholder rights agreement. The holders of these securities are entitled to make up to three demands, excluding short form demands, that the Company registers such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of the initial Business Combination. The Company will bear the expenses incurred in connection with the filing of any such registration statements.
Underwriting Agreement
The Company granted the underwriters a 45-day option from the date of this prospectus to purchase up to 3,750,000 additional Units at the Initial Public Offering price less the underwriting discounts and commissions. The underwriters partially exercised their over-allotment option on September 29, 2020 to purchase an additional 2,750,000 Over-Allotment Units. The remaining unexercised over-allotment option expired unexercised on November 6, 2020.
In connection with the consummation of the Initial Public Offering on September 25, 2020, the underwriters were entitled to an underwriting discount of $0.20 per unit, or $5.0 million in the aggregate, paid upon the closing of the Initial Public Offering. In addition, $0.35 per unit, or approximately $8.8 million in the aggregate will be payable to the underwriters for deferred underwriting commissions. On September 29, 2020, the underwriters were entitled to an additional underwriting discount of approximately $0.6 million paid upon the closing of the Over-Allotment, and an additional deferred underwriting commissions of approximately $1.0 million. The deferred fee will become payable to the underwriters from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement.
Contingent Liabilities
The Company is involved in legal proceedings, alleging that the Company their fiduciary duties by omitting allegedly material information in the Registration Statement filed by the Company on Form S-4 on February 3, 2021 in connection with the Proposed Transaction, and that the Company aided and abetted such alleged breaches of fiduciary duty. As relief, the complaints seek, among other things, an injunction barring the Company from proceeding with the Proposed Transaction, or, alternatively, rescission of the Proposed Transaction in the event that it is consummated, as well as unspecified costs and attorneys’ fees. The Company believes these lawsuits are without merit. The outcomes of these proceedings and lawsuits cannot be predicted with certainty. The Company does not believe that any of the pending legal proceedings and lawsuits are reasonably likely to have a material adverse effect on our financial position, results of operations or cash flows.

Note 7 — Commitments and Contingencies
Registration and Shareholder Rights
The holders of the Founder Shares, Private Placement Warrants, and warrants that may be issued upon conversion of Working Capital Loans (and any Class A ordinary shares issuable upon the exercise of the Private Placement Warrants and warrants that may be issued upon conversion of Working Capital Loans) are entitled to registration rights pursuant to a registration and shareholder rights agreement. The holders of these securities are entitled to make up to three demands, excluding short form demands, that the Company registers such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of the initial Business Combination. The Company will bear the expenses incurred in connection with the filing of any such registration statements.
Underwriting Agreement
The Company granted the underwriters a 45-day option from the date of this prospectus to purchase up to 3,750,000 additional Units at the Initial Public Offering price less the underwriting discounts and commissions. The underwriters partially exercised their over-allotment option on September 29, 2020 to purchase an additional 2,750,000 Over-Allotment Units. The remaining unexercised over-allotment option expired unexercised on November 6, 2020.
In connection with the consummation of the Initial Public Offering on September 25, 2020, the underwriters were entitled to an underwriting discount of $0.20 per unit, or $5.0 million in the aggregate, paid upon the closing of the Initial Public Offering. In addition, $0.35 per unit, or approximately $8.8 million in the aggregate will be payable to the underwriters for deferred underwriting commissions. On September 29, 2020, the underwriters were entitled to an additional underwriting discount of approximately $0.6 million paid upon the closing of the Over-Allotment, and an additional deferred underwriting commissions of approximately $1.0 million. The deferred fee will become payable to the underwriters from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement.
Contingent Liabilities
The Company is involved in legal proceedings, alleging that the Company their fiduciary duties by omitting allegedly material information in the Registration Statement filed by the Company on Form S-4 on February 3, 2021 in connection with the Proposed Transaction, and that the Company aided and abetted such alleged breaches of fiduciary duty. As relief, the complaints seek, among other things, an injunction barring the Company from proceeding with the Proposed Transaction, or, alternatively, rescission of the Proposed Transaction in the event that it is consummated, as well as unspecified costs and attorneys’ fees. The Company believes these lawsuits are without merit. the outcomes of these proceedings and lawsuits cannot be predicted with certainty. The Company does not believe that any of the pending legal proceedings and lawsuits are reasonably likely to have a material adverse effect on our financial position, results of operations or cash flows.